Expense Example {- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend 2020 Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend 2020 Fund- Class A
Expense Example:
1 year	$ 646
3 years	798
5 years	961
10 years	1,428
Fidelity Advisor Freedom Blend 2020 Fund- Class M
Expense Example:
1 year	447
3 years	654
5 years	876
10 years	1,508
Fidelity Advisor Freedom Blend 2020 Fund- Class C
Expense Example:
1 year	252
3 years	471
5 years	811
10 years	1,767
Fidelity Advisor Freedom Blend 2020 Fund- Class I Advisor
Expense Example:
1 year	50
3 years	157
5 years	272
10 years	602
Fidelity Advisor Freedom Blend 2020 Fund- Class Z
Expense Example:
1 year	40
3 years	125
5 years	216
10 years	$ 479